[cover]

June 30, 1997

PHOENIX
FUNDS

SEMIANNUAL REPORT

Phoenix Strategic
Allocation Fund, Inc.


[logo] PHOENIX
       DUFF & PHELPS

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

PHOENIX STRATEGIC ALLOCATION FUND, INC.

INVESTOR PROFILE

     Phoenix Strategic Allocation Fund, Inc. is designed for investors seeking capital appreciation with less volatility than a general equity fund.

INVESTMENT ADVISER'S REPORT

     For the six months ended June 30, 1997, Class A shares returned 10.03% and B shares earned 9.64% compared with an average return of 10.25% for a peer universe of 217 flexible portfolio funds, according to Lipper Analytical Services, Inc. All figures assume reinvestment of dividends and exclude the effect of sales charges.

     As measured by the S&P 500 Index, the equity market continued its strong performance, ending the first half of the year up 20.53%.* The combination of moderate economic growth, low inflation, falling interest rates and high profit growth has been the perfect environment for stocks. As a result, valuation levels are at historically high levels, and there is little margin for further improvement in fundamentals. Only continued positive investor sentiment and ongoing inflows to equity mutual funds can drive the market to new highs.

     The second-quarter bond market rebound more than erased first-quarter losses. For the six months ended June 30, the market was up 3.09%, as measured by the Lehman Brothers Aggregate Bond Index.** Favorable market conditions prevailed during the quarter as participants benefited from lower volatility and solid fundamental credit conditions. Fixed-income investors were rewarded for taking incremental credit risk. The credit sensitive and mortgage sectors were among the best performers.

     The Fund's performance was helped by a relatively high equity allocation of 69.6%. An underweighting in technology, one of the best performing sectors in the last three months, limited returns. We are currently overweighted in large-cap technology, which is benefiting performance. Other positive contributors include a large position in the health-care sector, primarily pharmaceuticals and medical devices. The financial services and energy sectors are also overweighted.

     The fixed-income segment of the Fund also provided positive results as emerging-market debt issues were among the best performers, while more traditional sectors, such as Treasury and investment-grade issues, were among the laggards.

OUTLOOK

     We expect moderate economic growth, stable to lower interest rates and continued low inflation. In this environment, we are focusing on companies with the strongest earnings growth and the best earnings visibility. Our emphasis will remain on the health-care, technology and financial services sectors.

     As we move into the second half of the year, we are confident that our duration-neutral strategy for the fixed-income portion of the Fund will insulate it from the effects of a volatile interest rate environment. Our fixed-income strategy continues to focus on the most undervalued bond sectors.


 *The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance.

**The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used bond market total return performance.

Phoenix Strategic Allocation Fund, Inc.
--------------------------------------------------------------------------------

                          INVESTMENTS AT JUNE 30, 1997
                                  (Unaudited)

                                                   STANDARD     PAR
                                                   & POOR'S    VALUE
                                                    RATING     (000)       VALUE
                                                   ---------- --------- ------------
U.S. GOVERNMENT AND AGENCY SECURITIES--10.6%
U.S. Treasury Bonds--4.6%
  U.S. Treasury Bonds
    6.625%, '07  .................................   AAA      $14,500  $14,617,813
                                                                        ------------
U.S. Treasury Notes--6.0%
  U.S. Treasury Notes 6%,
    '99    .......................................   AAA       10,100   10,083,032
  U.S. Treasury Notes
    6.375%, '00 (g)    ...........................   AAA        3,000    3,011,250
  U.S. Treasury Notes 6.25%,
    '02    .......................................   AAA        5,000    4,970,295
  U.S. Treasury Notes 6.50%,
    '06    .......................................   AAA        1,000      995,110
                                                                        ------------
                                                                        19,059,687
                                                                        ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $33,455,513)   ....................................  33,677,500
                                                                        ------------
NON-CONVERTIBLE BONDS--4.8%
Asset-Backed Securities--0.6%
  Fleetwood Credit Corp.
    96-B, A 6.90%, '12    ........................   AAA          841      847,056
  Green Tree Financial Corp.
    96-2, M1 7.60%, '27   ........................   AA-        1,150    1,158,625
                                                                        ------------
                                                                         2,005,681
                                                                        ------------
Non-Agency Mortgage-Backed Securities--4.1%
  CS First Boston Mortgage
    95-AE1, B 7.182%,
    '27 (g)   ....................................   AA-        1,775    1,784,709
  First Union Lehman Bros.
    97-C1, B 7.43%, '29   ........................   Aa(c)        600      612,000
  G.E. Capital Mortgage
    Services, Inc. 96-8, M
    7.25%, '26   .................................   AA           248      243,039
  Nationslink Funding Corp.
    96-1, B 7.69%, '05 ...........................   AA           325      337,289
  Residential Asset
    Securitization Trust
    96-A8, A1 8%, '26  ...........................   AAA          831      841,590
  Residential Funding
    Mortgage Securities I
    96-S1, A11 7.10%, '26   .                        AAA        1,500    1,461,094
  Residential Funding
    Mortgage Securities I
    96-S4, M1 7.25%,
    '26 (g)   ....................................   AA           494      482,930
  Resolution Trust Corp.
    93-C1, B 8.75%, '24 (g)  .....................   Aa(c)      1,750    1,746,992
  Resolution Trust Corp.
    95-C2, B 6.80%, '27 (g)  .....................   Aa(c)        973      966,926
  Resolution Trust Corp.
    95-2, M1 7.15%, '29   ........................   Aa(c)      1,421    1,416,419

Non-Agency Mortgage-Backed Securities--continued
  Structured Asset Securities
    Corp. 93-C1, B 6.60%,
    '24    .......................................   A+       $ 1,275    1,219,718
  Structured Asset Securities
    Corp. 95-C4, B 7%,
    '26 (g)   ....................................   AA         1,850    1,843,062
                                                                        ------------
                                                                        12,955,768
                                                                        ------------
Paper & Forest Products--0.1%
  Buckeye Cellulose Corp.
    9.25%, '08   .................................   BB-          350      364,000
                                                                        ------------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $15,392,293)  ..................                      15,325,449
                                                                        ------------
FOREIGN GOVERNMENT SECURITIES--3.6%
Argentina--0.7%
  Republic of Argentina
    Discount L-GL Euro
    6.875%, '23 (e)    ...........................   BB         1,100      952,188
  Republic of Argentina
    Global Bond 11.375%,
    '17    .......................................   BB           800      892,200
  Republic of Argentina Par
    L-GP 5.50%, '23 (e)   ........................   BB           400      278,000
                                                                        ------------
                                                                         2,122,388
                                                                        ------------
Brazil--0.5%
  Republic of Brazil
    Discount Z-L Euro
    6.875%, '24 (e)    ...........................   BBB-         500      421,875
  Republic of Brazil Par Z-L
    Euro 5.25%, '24 (e)   ........................   B(c)       1,900    1,292,000
                                                                        ------------
                                                                         1,713,875
                                                                        ------------
Colombia--1.2%
  Republic of Colombia
    Yankee 7.25%, '04  ...........................   BBB-       3,900    3,787,934
                                                                        ------------
Mexico--0.7%
  United Mexican States
    144A 7.875%, '01 (d)(e)  .....................   BBB-         375      375,600
  United Mexican States Euro
    D 6.813%, '19 (e)(f)  ........................   BB         1,250    1,163,281
  United Mexican States
    Series B Euro 6.25%,
    '19    .......................................   BB           700      542,062
                                                                        ------------
                                                                         2,080,943
                                                                        ------------
Venezuela--0.5%
  Republic of Venezuela
    Discount 6.813%,
    '20 (e)(f)   .................................   B+         1,000      885,000
  Republic of Venezuela Par
    W-A 6.75%, '20 (f)    ........................   B+         1,000      788,125
                                                                        ------------
                                                                         1,673,125
                                                                        ------------

                       See Notes to Financial Statements
2

Phoenix Strategic Allocation Fund, Inc.
--------------------------------------------------------------------------------


                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)      VALUE
                                      ---------- -------- ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $10,450,143)  ........................ $11,378,265
                                                           ------------
FOREIGN NON-CONVERTIBLE BONDS--1.4%
Chile--0.2%
  Compania Sud Amer
    Vapore 7.375%, '03   ............    BBB     $  200      196,750
  Petropower I Funding Trust
    144A 7.36%, '14 (d)  ............    BBB        500      475,855
                                                          ------------
                                                             672,605
                                                          ------------
Colombia--1.2%
  Financiera Energ Nacional
    EMTN Euro 9%, '99 (g)               BBB-      3,600    3,766,500
                                                          ------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $4,382,243)   ........................   4,439,105
                                                          ------------
MUNICIPAL BONDS--3.1%
California--1.7%
  Kern County Pension
    Obligation Taxable
    7.26%, '14  .....................    AAA      1,700    1,681,266
  Long Beach Pension Obligation
   Taxable 6.87%, '06    ............    AAA        950      941,070
  San Bernardino County
    Obligation Revenue
    Taxable 6.87%, '08   ............    AAA        455      445,095
  San Bernardino County
    Obligation Revenue
    Taxable 6.94%, '09   ............    AAA      1,240    1,216,539
  Ventura County Pension
    Taxable 6.54%, '05   ............    AAA      1,100    1,074,392
                                                          ------------
                                                           5,358,362
                                                          ------------
Florida--1.4%
  Miami Beach Special
    Obligation Taxable
    8.60%, '21  .....................    AAA      3,600    3,875,112
  University of Miami
    Exchangeable Revenue
    Series A Taxable 7.65%,
    '20   ...........................    AAA        595      593,512
                                                          ------------
                                                           4,468,624
                                                          ------------
TOTAL MUNICIPAL BONDS
 (Identified cost $10,000,840)  ........................   9,826,986
                                                          ------------



                                      SHARES
                                      --------
COMMON STOCKS--65.9%
Aerospace & Defense--1.8%
  United Technologies Corp  ......... 69,900      5,801,700
                                                 -----------
Banks--4.4%
  Bank of New York Co., Inc.   ...... 76,700      3,336,450
  BankAmerica Corp.   ............... 78,000      5,035,875
  Nationsbank Corp.   ............... 49,100      3,166,950
  Norwest Corp.    .................. 41,500      2,334,375
                                                 -----------
                                                 13,873,650
                                                 -----------



                                             SHARES        VALUE
                                             ---------   -------------
Beverages--0.8%
  PepsiCo, Inc.  ...........................  69,700     $ 2,618,106
                                                         ------------
Chemical--2.4%
  Du Pont (E.I.) de Nemours & Co.  .........  45,800       2,879,675
  Monsanto Co.   ........................... 109,700       4,723,956
                                                         ------------
                                                           7,603,631
                                                         ------------
Chemical--Specialty--1.1%
  Praxair, Inc.  ...........................  59,400       3,326,400
                                                         ------------
Computer Software & Services--2.8%
  BMC Software, Inc. (b)  ..................  49,300       2,729,987
  Fiserv, Inc. (b)  ........................  39,800       1,776,075
  HBO & Co.   ..............................  36,900       2,541,488
  Sungard Data Systems, Inc. (b)   .........  36,900       1,715,850
                                                         ------------
                                                           8,763,400
                                                         ------------
Conglomerates--2.3%
  Tyco International Ltd.    ............... 103,300       7,185,806
                                                         ------------
Cosmetics & Soaps--2.6%
  Gillette Co.   ...........................  35,300       3,344,675
  Procter & Gamble Co.    ..................  35,700       5,042,625
                                                         ------------
                                                           8,387,300
                                                         ------------
Diversified Financial Services--5.5%
  American Express Co. .....................  68,400       5,095,800
  Merrill Lynch & Co., Inc.  ...............  30,500       1,818,563
  T. Rowe Price Associates   ...............  53,200       2,746,450
  Travelers Group, Inc.   .................. 124,500       7,851,281
                                                         ------------
                                                          17,512,094
                                                         ------------
Diversified Miscellaneous--1.6%
  Service Corporation International   ...... 151,900       4,993,713
                                                         ------------
Electrical Equipment--2.0%
  General Electric Co.    ..................  95,600       6,249,850
                                                         ------------
Electronics--5.7%
  Altera Corp. (b)  ........................  58,400       2,949,200
  Intel Corp.    ...........................  50,400       7,147,350
  LSI Logic Corp. (b)  .....................  59,900       1,916,800
  Linear Technology Corp. ..................  57,800       2,991,150
  Tektronix, Inc.   ........................  50,700       3,042,000
                                                         ------------
                                                          18,046,500
                                                         ------------
Entertainment, Leisure & Gaming--2.1%
  Time Warner, Inc. ........................  76,200       3,676,650
  Walt Disney Co.   ........................  38,400       3,081,600
                                                         ------------
                                                           6,758,250
                                                         ------------
Healthcare--Diversified--2.1%
  Bristol-Myers Squibb Co.   ...............  82,000       6,642,000
                                                         ------------
Healthcare--Drugs--5.4%
  Amgen, Inc. (b)   ........................ 115,100       6,690,188
  Merck & Co., Inc.    .....................  58,800       6,085,800
  Pfizer, Inc.   ...........................  36,900       4,409,550
                                                         ------------
                                                          17,185,538
                                                         ------------

Phoenix Strategic Allocation Fund, Inc.
--------------------------------------------------------------------------------



                                                   SHARES        VALUE
                                                   ---------   -------------
Hospital Management & Services--1.8%
  Health Management Association, Inc.
    Class A (b)  .................................  80,700       2,299,950
  Oxford Health Plans (b)    .....................  47,200       3,386,600
                                                               -------------
                                                                 5,686,550
                                                               -------------
Household Furnishings & Appliances--0.8%
  Newell Companies, Inc.  ........................  67,300       2,666,763
                                                               -------------
Insurance--2.3%
  Allstate Corp. .................................  44,900       3,277,700
  Hartford Financial Services Group, Inc.   ......  49,000       4,054,750
                                                               -------------
                                                                 7,332,450
                                                               -------------
Medical Products & Supplies--3.3%
  Abbott Laboratories  ...........................  49,000       3,270,750
  Johnson & Johnson ..............................  49,300       3,173,688
  Medtronic, Inc.   ..............................  49,600       4,017,600
                                                               -------------
                                                                10,462,038
                                                               -------------
Office & Business Equipment--1.4%
  Compaq Computer Corp. (b)  .....................  46,200       4,585,350
                                                               -------------
Oil--2.0%
  Exxon Corp.    .................................  52,700       3,241,050
  Texaco, Inc.   .................................  28,800       3,132,000
                                                               -------------
                                                                 6,373,050
                                                               -------------
Oil Service & Equipment--4.3%
  BJ Services Co. (b)  ...........................  50,600       2,713,425
  Diamond Offshore Drilling, Inc. (b)    .........  35,700       2,789,062
  Halliburton Co.   ..............................  52,200       4,136,850
  Schlumberger Ltd.    ...........................  32,300       4,037,500
                                                               -------------
                                                                13,676,837
                                                               -------------
Publishing, Broadcasting, Printing & Cable--2.3%
  Clear Channels Communications, Inc. (b)   ......  59,700       3,671,550
  Tribune Co.    .................................  76,600       3,681,587
                                                               -------------
                                                                 7,353,137
                                                               -------------
Retail--2.9%
  Borders Group, Inc. (b)    ..................... 223,600       5,394,350
  TJX Companies, Inc.  ........................... 147,600       3,892,950
                                                               -------------
                                                                 9,287,300
                                                               -------------

Retail--Drugs--0.5%
  CVS Corp.   ....................................  30,800       1,578,500
                                                               -------------
Tobacco--1.7%
  Philip Morris Companies, Inc.    ............... 120,500       5,347,187
                                                               -------------
TOTAL COMMON STOCKS
 (Identified cost $194,444,318) ..................             209,297,100
                                                               -------------
FOREIGN COMMON STOCKS--3.7%
Healthcare--Drugs--1.3%
  SmithKline Beecham PLC Sponsored ADR
    (United Kingdom) (b)  ........................  45,300       4,150,612
                                                               -------------
Telecommunications Equipment--2.4%
  OY Nokia Corp. Sponsored ADR (Finland)   .        46,300       3,414,625
  Telefonaktiebolaget LM Ericsson Class B
    ADR (Sweden)    .............................. 104,100       4,098,938
                                                               -------------
                                                                 7,513,563
                                                               -------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $10,375,133) ..................              11,664,175
                                                               -------------
TOTAL LONG-TERM INVESTMENTS--93.1%
  (Identified cost $278,500,483)..................             295,608,580
                                                               -------------



                                            PAR
                                           VALUE
                                           (000)
                                           --------
SHORT-TERM OBLIGATIONS--1.7%
Federal Agency Securities--1.7%
  Student Loan Marketing Assoc. 6%, 7-1-97 $2,850             2,850,000
  Federal Home Loan Banks 5.25%, 8-8-97
    (e)(g)  ..............................  2,500             2,500,975
                                                       -----------------
                                                              5,350,975
                                                       -----------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $5,350,000) .....................          5,350,975
                                                       -----------------
TOTAL INVESTMENTS--94.8%
  (Identified cost $283,850,483)  ..................        300,959,555(a)
  Cash and receivables, less liabilities--5.2%   ...         16,665,359
                                                       -----------------
NET ASSETS--100.0% .................................    $   317,624,914
                                                       =================


 (a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,257,326 and gross depreciation of $3,148,254 for income tax purposes. At June 30, 1997, the aggregate cost of securities for federal income tax purposes was $283,850,483.
 (b)Non-income producing.
 (c)As rated by Moody's, Fitch, or Duff & Phelps.
 (d)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, these securities amounted to a value of $851,455 or 0.3% of net assets.
 (e)Variable or step coupon obligation; interest rate shown reflects the rate currently in effect.
 (f)Rights incorporated as a unit.
 (g)Segregated as collateral.

4                              See Notes to Financial Statements

Phoenix Strategic Allocation Fund, Inc.
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1997
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $283,850,483)                $300,959,555
Short-term investments held as collateral
  for loaned securities                           14,083,438
Cash                                                     112
Receivables
 Investment securities sold                       37,145,931
 Fund shares sold                                     84,970
 Interest and dividends                            1,032,983
                                                -------------
  Total assets                                   353,306,989
                                                -------------
Liabilities
Payables
 Investment securities purchased                  18,067,777
 Collateral on securities loaned                  14,083,438
 Fund shares repurchased                           3,023,513
 Investment advisory fee                             170,877
 Transfer agent fee                                  101,835
 Distribution fee                                     71,998
 Financial agent fee                                  12,161
 Directors' fee                                        1,818
Accrued expenses                                     148,658
                                                -------------
  Total liabilities                               35,682,075
                                                -------------
Net Assets                                      $317,624,914
                                                =============
Net Assets Consist of:
Capital paid in on shares of common stock       $274,376,194
Undistributed net investment loss                    (99,468)
Accumulated net realized gain                     26,239,116
Net unrealized appreciation                       17,109,072
                                                -------------
Net Assets                                      $317,624,914
                                                =============
Class A
Shares of common stock, $1 par value,
  50,000,000 shares authorized
  (Net Assets $307,358,600)                       18,426,552

Net asset value per share                             $16.68
Offering price per share
  $16.68/(1-4.75%)                                    $17.51

Class B
Shares of common stock, $1 par value,
  50,000,000 shares authorized
  (Net Assets $10,266,314)                           619,229

Net asset value and offering price per share          $16.58



                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1997
                                  (Unaudited)


Investment Income
Interest                                                $ 3,979,952
Dividends                                                 1,048,566
Security lending                                             23,781
                                                        -----------
  Total investment income                                 5,052,299
                                                        -----------
Expenses
Investment advisory fee                                   1,032,543
Distribution fee--Class A                                   384,845
Distribution fee--Class B                                    49,147
Financial agent fee                                          73,442
Transfer agent                                              281,895
Printing                                                     52,617
Registration                                                 27,183
Professional                                                 22,162
Custodian                                                    14,554
Directors                                                    12,573
Miscellaneous                                                16,178
                                                        -----------
  Total expenses                                          1,967,139
                                                        -----------
Net investment income                                     3,085,160
                                                        -----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                          26,451,404
Net realized loss on written options                       (205,711)
Net realized gain on foreign currency transactions              195
Net change in unrealized appreciation (depreciation)
  on investments                                          1,311,409
                                                        -----------
Net gain on investments                                  27,557,297
                                                        -----------
Net increase in net assets resulting from
  operations                                            $30,642,457
                                                        ===========


See Notes to Financial Statements
                                                                              5

Phoenix Strategic Allocation Fund, Inc.
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                           Six Months
                                                                                             Ended
                                                                                          June 30, 1997       Year Ended
                                                                                          (Unaudited)       December 31, 1996
                                                                                          ---------------   ------------------
From Operations
 Net investment income                                                                    $  3,085,160        $   6,069,898
 Net realized gain                                                                          26,245,888           32,225,004
 Net change in unrealized appreciation (depreciation)                                        1,311,409           (9,313,255)
                                                                                          -------------       -------------
 Increase in net assets resulting from operations                                           30,642,457           28,981,647
                                                                                          -------------       -------------
From Distributions to Shareholders
 Net investment income--Class A                                                             (3,550,882)          (5,622,283)
 Net investment income--Class B                                                                (82,049)             (90,090)
 Net realized gains--Class A                                                                (3,782,943)         (29,211,894)
 Net realized gains--Class B                                                                  (125,914)            (899,061)
                                                                                          -------------       -------------
 Decrease in net assets from distributions to shareholders                                  (7,541,788)         (35,823,328)
                                                                                          -------------       -------------
From Share Transactions
Class A
 Proceeds from sales of shares (351,297 and 918,493 shares, respectively)                    5,727,609           14,942,495
 Net asset value of shares issued from reinvestment of distributions
  (367,033 and 1,918,313 shares, respectively)                                               6,195,519           30,240,866
 Cost of shares repurchased (2,244,858 and 5,512,257 shares, respectively)                 (36,637,796)         (90,484,207)
                                                                                          -------------       -------------
Total                                                                                      (24,714,668)         (45,300,846)
                                                                                          -------------       -------------
Class B
 Proceeds from sales of shares (47,372 and 168,248 shares, respectively)                       767,963            2,738,747
 Net asset value of shares issued from reinvestment of distributions
  (11,060 and 55,850 shares, respectively)                                                     185,699              875,001
 Cost of shares repurchased (60,898 and 108,645 shares, respectively)                         (986,512)          (1,770,975)
                                                                                          -------------       -------------
Total                                                                                          (32,850)           1,842,773
                                                                                          -------------       -------------
 Decrease in net assets from share transactions                                            (24,747,518)         (43,458,073)
                                                                                          -------------       -------------
 Net decrease in net assets                                                                 (1,646,849)         (50,299,754)

Net Assets
 Beginning of period                                                                       319,271,763          369,571,517
                                                                                          -------------       -------------
 End of period (including undistributed net investment income (loss) of ($99,468) and
  $448,303, respectively)                                                                 $317,624,914        $ 319,271,763
                                                                                          =============       =============


6                              See Notes to Financial Statements

Phoenix Strategic Allocation Fund, Inc.
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                            Class A
                                           --------------------------------------------
                                             Six Months
                                                Ended
                                               6/30/97        Year Ended December 31,
                                             (Unaudited)       1996          1995
                                           ---------------- ----------- ---------------
Net asset value, beginning of period       $      15.52     $  15.98     $   14.82
Income from investment operations
 Net investment income                             0.17         0.31          0.45
 Net realized and unrealized gain (loss)           1.40         1.10          2.22
                                           -------------    ---------    ----------
  Total from investment operations                 1.57         1.41          2.67
                                           -------------    ---------    ----------
Less distributions
 Dividends from net investment income             (0.20)       (0.29)        (0.52)
 Dividends from net realized gains                (0.21)       (1.58)        (0.99)
                                           -------------    ---------    ----------
  Total distributions                             (0.41)       (1.87)        (1.51)
                                           -------------    ---------    ----------
Change in net asset value                          1.16        (0.46)         1.16
                                           -------------    ---------    ----------
Net asset value, end of period             $      16.68     $  15.52     $   15.98
                                           =============    =========    ==========
Total return(1)                                   10.03%(4)     8.78%        18.23%

Ratios/supplemental data:
Net assets, end of period (thousands)      $    307,359     $309,678     $ 361,526
Ratio to average net assets of:
 Operating expenses                                1.22%(3)     1.21%         1.21%
 Net investment income                             1.97%(3)     1.78%         2.67%
Portfolio turnover                                  239%(4)      275%          184%
Average commission rate paid(5)            $     0.0554     $ 0.0529           N/A


                                                  1994             1993          1992
                                           ------------------- -------------- -----------
Net asset value, beginning of period       $       15.48        $   14.89      $  15.22
Income from investment operations
 Net investment income                              0.34             0.06(2)       0.24
 Net realized and unrealized gain (loss)           (0.69)            1.49          1.32
                                           ------------         ----------     --------
  Total from investment operations                 (0.35)            1.55          1.56
                                           ------------         ----------     --------
Less distributions
 Dividends from net investment income              (0.31)           (0.11)        (0.25)
 Dividends from net realized gains                (0.001)           (0.85)        (1.64)
                                           ------------         ----------     --------
  Total distributions                             (0.311)           (0.96)        (1.89)
                                           ------------         ----------     --------
Change in net asset value                          (0.66)            0.59         (0.33)
                                           ------------         ----------     --------
Net asset value, end of period             $       14.82        $   15.48      $  14.89
                                           ============         ==========     ========
Total return(1)                                    (2.26)%          10.49%        10.32%

Ratios/supplemental data:
Net assets, end of period (thousands)      $     335,177        $ 370,440      $ 58,006
Ratio to average net assets of:
 Operating expenses                                 1.24%            1.29%         1.36%
 Net investment income                              2.18%            1.26%         2.06%
Portfolio turnover                                   225%             246%          322%
Average commission rate paid(5)                      N/A              N/A           N/A


                                                                      Class B
                                           ------------------------------------------------------------
                                           Six Months                                        From
                                              Ended                                        Inception
                                             6/30/97        Year Ended December 31,       10/24/94 to
                                           (Unaudited)         1996         1995            12/31/94
                                           -------------    ---------    ----------     ------------
Net asset value, beginning of period       $      15.43     $  15.89     $   14.79      $       14.98
Income from investment operations
 Net investment income                             0.10         0.19          0.30(2)            0.07
 Net realized and unrealized gain (loss)           1.40         1.09          2.22              (0.09)
                                           -------------    ---------    ----------     ------------
  Total from investment operations                 1.50         1.28          2.52              (0.02)
                                           -------------    ---------    ----------     ------------
Less distributions
 Dividends from net investment income             (0.14)       (0.16)        (0.43)             (0.17)
 Dividends from net realized gains                (0.21)       (1.58)        (0.99)                --
                                           -------------    ---------    ----------     ------------
  Total distributions                             (0.35)       (1.74)        (1.42)             (0.17)
                                           -------------    ---------    ----------     ------------
Change in net asset value                          1.15        (0.46)         1.10              (0.19)
                                           -------------    ---------    ----------     ------------
Net asset value, end of period             $      16.58     $  15.43     $   15.89      $       14.79
                                           =============    =========    ==========     ============
Total return(1)                                    9.64%(4)     7.95%        17.31%             (0.12)%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)      $     10,266     $  9,594     $   8,046      $       1,328
Ratio to average net assets of:
 Operating expenses                                1.97%(3)     1.96%         1.97%              2.26% (3)
 Net investment income                             1.22%(3)     1.01%         1.88%              1.74% (3)
Portfolio turnover                                  239%(4)      275%          184%               225%
Average commission rate paid(5)            $     0.0554     $ 0.0529           N/A                N/A

(1) Maximum sales load is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized
(4) Not annualized
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


See Notes to Financial Statements
                                                                              7

PHOENIX STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Strategic Allocation Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to achieve the highest total return consistent with reasonable risk by investing in stocks, bonds and money market instruments. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Directors.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund does not amortize premiums but does amortize discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.

C. Income taxes:

     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid the imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited) (Continued)

F. Options:

     The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

     The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

     The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

G. Loan agreements:

     The Fund may invest in direct debt instruments which are interests in amounts owned by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

H. Security lending:

     The Fund loans securities to qualified brokers through an agreement with State Street Bank and Trust Company (State Street). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At June 30, 1997, the Fund had loaned securities with a market value of $13,719,623 and received collateral of $14,083,438.


NOTE 2. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Fund, the Investment Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.65% of the average daily net assets of the Fund for the first $1 billion.

     As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $8,467 for Class A shares and deferred sales charges of $28,036 for Class B shares for the six months ended June 30, 1997. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended June 30, 1997, $105,932 was retained by the Distributor, $304,141 was paid to unaffiliated participants and $23,919 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Fund, PEPCO receives a fee for bookkeeping, administration, and pricing services at an annual rate of 0.03% of the average daily net assets of the Fund through December 31, 1996, and starting on

PHOENIX STRATEGIC ALLOCATION FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited) (Continued)

January 1, 1997, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 1997, transfer agent fees were $281,895 of which PEPCO retained $101,898 which is net of the fees paid to State Street.

     At June 30, 1997, PHL and affiliates held 50 Class A shares and 8,444 Class B shares of the Fund with a combined value of $140,845.


NOTE 3. PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 1997, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $516,436,359 and $566,355,231, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $72,742,630 and $48,465,687, respectively.

     Written option activity for the six months ended June 30, 1997 aggregated the following:


                                               Call Options
                                       ----------------------------
                                       Number of       Amount
                                        Options      of Premiums
                                       ----------- ----------------
Options outstanding at
   December 31, 1996                          --    $          --
Options written                            4,595        1,357,023
Options canceled in closing purchase
   transactions                           (4,445)      (1,317,162)
Options expired                               --               --
Options exercised                           (150)         (39,861)
                                        --------    -------------
Options outstanding at
   June 30, 1997                              --    $          --
                                        ========    =============

PHOENIX STRATEGIC ALLOCATION FUND, INC.
101 Munson Street
Greenfield, Massachusetts 01301

Directors
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
Mary E. Canning, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary and Clerk

Investment Adviser
Phoenix Investment Counsel, Inc.
56 Prospect St.
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101












 This report is not authorized for distribution to prospective investors in the Phoenix Strategic Allocation Fund, Inc. unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

[back cover]

Phoenix Strategic Allocation Fund, Inc.
PO Box 2200
Enfield CT 06083-2200


[indicia]
BULK RATE MAIL
U.S. POSTAGE
PAID
SPRINGFIELD, MA
PERMIT NO. 444




[logo] PHOENIX
       DUFF & PHELPS



PDP 462 (8/97)